Related party transactions	12 Months Ended
Jun. 30, 2018
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Related party transactions

20. Related party transactions

Transactions between the group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

(a) Subsidiaries

Transactions between the company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in note 21.

(b) Associates and joint ventures

Sales and purchases to and from associates and joint ventures are principally in respect of premium drinks products but also include the provision of management services.

Transactions and balances with associates and joint ventures are set out in the table below:

	2018 £ million	2017 restated(i) £ million	2016 restated(i) £ million
Income statement items
Sales	10	10	31
Purchases	29	32	36
Balance sheet items
Group payables	3	4	5
Group receivables	2	1	2
Loans payable	6	6	6
Loans receivable	59	31	21
Cash flow items
Loans and equity contributions, net	37	14	—

(i)	Comparatives for loans receivable from associates and joint ventures were restated to include advances to associates that are convertible to equity.

Other disclosures in respect of associates and joint ventures are included in note 6.

(c) Key management personnel

The key management of the group comprises the Executive and Non-Executive Directors, the members of the Executive Committee and the Company Secretary. They are listed under ‘Board of Directors and Company Secretary’ and ‘Executive Committee’.

	2018 £ million	2017 £ million	2016 £ million
Salaries and short term employee benefits	10	10	11
Annual incentive plan	10	9	9
Non-Executive Directors’ fees	1	1	1
Share-based payments(i)	15	9	7
Post employment benefits	2	2	2
Termination benefits	—	2	2

	38	33	32

(i)	Time-apportioned fair value of unvested options and share awards.

Non-Executive Directors do not receive share-based payments or post employment benefits. Details of the individual Directors’ remuneration are given in ’Single total figure of remuneration for Executive Directors’ and ’Non-Executive Directors’ remuneration’ in the Directors’ remuneration report.

(d) Pension plans

The Diageo pension plans are recharged with the cost of administration services provided by the group to the pension plans and with professional fees paid by the group on behalf of the pension plans. The total amount recharged for the year was £14 million (2017 – £15 million; 2016 – £16 million).

(e) Directors’ remuneration

	2018 £ million	2017 £ million	2016 £ million
Salaries and short term employee benefits	2	2	2
Annual incentive plan	3	3	2
Non-Executive Directors’ fees	1	1	1
Share option exercises(i)	—	2	—
Shares vesting(i)	1	4	5
Post employment benefits(ii)	1	1	1

	8	13	11

(i)	Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.
(ii)	Includes a cash allowance in lieu of pension contributions.

Details of the individual Directors’ remuneration are given in ’Single total figure of remuneration for Executive Directors’ and ’Non-Executive Directors’ remuneration’ in the Directors’ remuneration report.